Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions and Balances with Related Parties
Transactions and Balances with Related Parties

6.Transactions and balances with related parties

The Group has entered into technical management agreements with Kyklades Maritime Corporation ( “KMC” or the “Management Company”) as technical manager. KMC provides the vessels with a wide range of shipping services such as technical support, maintenance and insurance consulting, in exchange for a daily fee of $900 per vessel, which is reflected under management fees in the consolidated statements of profit or loss and other comprehensive income.

Related party balances’ analysis

The below table presents the Group’s outstanding balances due from/ (to) related parties:

	June 30, 2025	December 31, 2024
Kyklades Maritime Corporation	$623,462	$(530,030)
Total	$623,462	$(530,030)

Amounts due from the Management Company as of June 30, 2025 of $623,462 as compared to amounts due to the Management Company as of December 31, 2024 of $530,030 represent expenses paid by the Management Company on behalf of the Group net of advances from the Group to the Management Company, per the terms of the respective vessel technical management agreements.

All balances noted above are unsecured, interest-free, with no fixed terms of payment and repayable on demand.

Related party transactions’ analysis

The below table presents the Group’s transactions with its related parties:

	Six months ended,
Management fees	2025	2024
Kyklades Maritime Corporation	$2,280,600	$2,293,200
Total	$2,280,600	$2,293,200

KMC solely administers the transactions on behalf of OET’s subsidiaries, without recharging any expenditure back to the ship owning companies. All operating expenses are being incurred and charged directly to OET’s subsidiary companies.

On March 1, 2024, each of our vessel owning subsidiaries entered into an ETS Services Agreement with KMC, which agreement is effective as of January 1, 2024, pursuant to which KMC obtains, transfers and surrenders emission allowances under the EU Emissions Trading Scheme that came into effect on January 1, 2024, and KMC provides the vessel with emission data in a timely manner to enable compliance with any emission scheme(s) applicable to the vessel. No additional fee is payable under these agreements as the services are part of the technical management fee under the existing technical management agreements. These agreements may be terminated by either party for cause, immediately upon written notice or for any reason, upon two months’ written notice. These agreements shall also be deemed automatically terminated on the date of termination of the relevant technical management agreements.

Key management and Directors’ remuneration

As of June 1, 2025, the Company introduced a revised compensation policy for the members of its Board of Directors, following a review of the existing structure. Under the new policy, effective June 1, 2025, the annual base fee per director was adjusted from $75,000 to $45,000. In addition, effective June 1, 2025, directors who serve as committee chairs or members of a committee receive annual fees of $15,000 and $10,000 per committee, respectively. The Chairman of the Board does not receive any compensation.

Directors’ fees for the six-month periods ended June 30, 2025 and 2024 were $262,007 and $225,000, respectively and are included within general and administrative expenses in the unaudited condensed consolidated statements of profit or loss and other comprehensive income. In addition, each director is entitled to reimbursement for travelling and other minor out-of-pocket expenses.

Furthermore, OET Chartering Inc. and OET provide compensation to members of key management personnel, which currently comprise of its Chief Executive Officer, Chief Financial Officer, and Chief Commercial Officer. The remuneration structure comprises salaries, bonuses, insurance cover (also covering the members of the Board of Directors), telecommunications and other expenses which are minor in nature (e.g., travel expenses). For the periods ended June 30, 2025 and 2024, key management personnel remuneration, covering all the above amounted to $4,129,718 and $3,973,613, respectively and is included within general and administrative expenses in the unaudited condensed consolidated statements of profit or loss and other comprehensive income. There was no amount payable related to key management remuneration as of June 30, 2025 and 2024.

None of the members of the administrative, management or supervisory bodies of the Group have any service contracts with Okeanis Eco Tankers Corp. or any of its subsidiaries of the Group providing for benefits upon termination of employment.